Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
9.	SUBSEQUENT EVENTS

Business Combination

On July 31, 2015, the Business Combination was approved by Chart’s stockholders at a special meeting of stockholders (the “Special Meeting”). At the Special Meeting, 4,985,780 shares of Chart common stock were voted in favor of the proposal to approve the Business Combination and no shares of Chart common stock were voted against that proposal. In connection with the stockholders’ approval of the Business Combination, Chart redeemed a total of 2,808,329 shares of its common stock pursuant to the terms of Chart’s amended and restated certificate of incorporation. The Business Combination was consummated following the Special Meeting.

The consummation of the Business Combination was preceded by a series of privately negotiated transactions, referred to collectively herein as the “Financing”, involving aggregate cash investments of $10.5 million by three outside investor entities (or affiliates thereof) that had not previously invested in Chart or Tempus (the “New Investors”), aggregate cash investments of $5.0 million by CAG, Mr. Joseph Wright and Cowen (collectively, the “Chart Affiliate Investors”) and a cash investment of $500,000 by the Chief Financial Officer of Tempus (through his individual retirement account) (the “Tempus Affiliate Investor”, and together with the Chart Affiliate Investors, the “Affiliate Investors”, and together with the New Investors, the “Investors”).

In the Business Combination, the Members received 3,642,084 shares of Tempus Holdings’ common stock (the “Merger Shares”) in exchange for all of the issued and outstanding membership interests of Tempus. The number of Merger Shares received reflected a downward merger consideration adjustment (in accordance with the Merger Agreement) of 57,916 shares of Tempus Holdings common stock, based on Tempus’ estimated working capital and debt as of the closing of the Business Combination. Such merger consideration adjustment is subject to a post-closing true-up based on Tempus’ actual working capital and debt as of the closing of the Business Combination. In addition, pursuant to the earn-out provisions of the Merger Agreement, the Members have the right to receive up to an additional 6,300,000 shares of Tempus Holdings’ common stock upon the achievement of certain financial milestones.

In connection with the Business Combination, Chart stockholders and warrant holders received shares of Tempus Holdings common stock and warrants to purchase shares of Tempus Holdings common stock in exchange for their existing shares of Chart common stock and existing Chart warrants, on a one-to-one basis. In connection with the Business Combination, (i) the Affiliate Investors received an aggregate of 1,375,000 shares of Tempus Holdings common stock, 1,031,250 Series A-2 Warrants and 343,750 Series B-2 Warrants (collectively, the “Affiliate Investor Securities”) and (ii) the New Investors received an aggregate of 1,255,265 shares of Tempus Holdings common stock, 1,369,735 shares of Tempus Holdings Preferred Stock, 1,968,750 Series A-1 Warrants and 656,250 Series B-1 Warrants (collectively, the “New Investor Securities,” and collectively with the Affiliate Investor Securities, the “Financing Securities”). The terms and provisions of the Financing Securities are described in more detail in the Registration Statement, in the section therein entitled “Description of Tempus Holdings’ Securities”.

Private Placement

On August 14, 2015, the Company entered into, and consummated the transactions contemplated by, the Securities Purchase Agreement with the Chart Affiliate Investors, pursuant to which, subject to the terms and conditions set forth therein, the Chart Affiliate Investors acquired from the Company, for an aggregate purchase price of $1 million, (i) an aggregate of 250,000 shares of common stock of the Company (“Common Stock”), (ii) warrants to acquire an aggregate of 187,500 shares of Common Stock or Company Series A convertible preferred stock (the “Preferred Stock”) and (iii) warrants to acquire an aggregate of 62,500 shares of Common Stock or Preferred Stock (such Company securities described in clauses (i) through (iii), collectively, the “Purchased Securities”). Of the Purchased Securities, (x) CAG acquired 154,168 shares of Common Stock, 115,626 Series A-3 Warrants and 38,542 Series B-3 Warrants, (y) Mr. Wright acquired 8,332 shares of Common Stock, 6,249 Series A-3 Warrants and 2,083 Series B-3 Warrants, and (z) Cowen acquired 87,500 shares of Common Stock, 65,625 Series A-3 Warrants and 21,875 Series B-3 Warrants. The terms and provisions of the Purchased Securities are described in more detail in the Company’s Current Report on Form 8-K filed by the Company on August 17, 2015.

13.          SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date of issuance of the financial statements, noting the following and events disclosed in Notes 1, 5, 11 and 12:

Merger Agreement with Tempus Applied Solutions, LLC

On January 5, 2015, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Tempus, a Delaware limited liability company (“Tempus”), the current holders of Tempus’ membership interests (the “Sellers”), Benjamin Scott Terry and John G. Gulbin III, together, in their capacity under the Merger Agreement as the representative of the Sellers for the purposes set forth therein (the “Members’ Representative”), Tempus Applied Solutions Holdings, Inc., our newly formed and wholly-owned subsidiary which will be the holding company for Tempus and Chart following the consummation of the Business Combination (as defined below) (“Tempus Holdings”), Chart Merger Sub Inc., a newly formed wholly-owned subsidiary of Tempus Holdings (“Chart Merger Sub”), TAS Merger Sub LLC, a newly formed wholly-owned subsidiary of Tempus Holdings (“Tempus Merger Sub”), Chart Acquisition Group LLC in its capacity under the Merger Agreement as the representative of the equity holders of Chart and Tempus Holdings (other than the Sellers and their successors and assigns) in accordance with the terms thereof (the “Chart Representative”) and, for the limited purposes set forth therein, the Sponsor, Mr. Wright and Cowen (together, the “Warrant Offerors”).

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) Chart Merger Sub would merge with and into Chart, with Chart being the surviving entity and a wholly-owned subsidiary of Tempus Holdings (such merger, the “Chart Merger”), (ii) Tempus Merger Sub would merge with and into Tempus, with Tempus being the surviving entity and a wholly owned-subsidiary of Tempus Holdings (such merger, the “Tempus Merger”), and (iii) Tempus Holdings would become a publicly traded company. Hereafter, we may also refer to the transactions contemplated by the Merger Agreement as the “Business Combination.” The Chart Merger and the Tempus Merger (together, the “Mergers”) will occur simultaneously upon the consummation of the Business Combination.

In the Chart Merger, the outstanding equity securities of Chart would be cancelled and the holders of outstanding shares of Chart common stock and warrants would receive substantially identical securities of Tempus Holdings. In the Tempus Merger, the outstanding membership interests of Tempus would be cancelled in exchange for the right of the Sellers to receive as the aggregate merger consideration 5,250,000 shares of Tempus Holdings common stock, subject to certain adjustments, plus an additional right to receive potentially up to 4,750,000 shares of Tempus Holdings common stock as an earn-out if certain financial milestones are achieved.

As a result of the consummation of the Business Combination, each of Chart Merger Sub and Tempus Merger Sub would cease to exist, Chart and Tempus would become wholly-owned subsidiaries of Tempus Holdings, and the equity holders of Chart and Tempus would become the stockholders of Tempus Holdings. In addition, the consummation of the Business Combination is subject to the completion of the Warrant Offerors’ offer to purchase up to 3,746,150 warrants to purchase common stock of Chart at a purchase price of $0.60 per warrant (the “Warrant Tender Offer”). Chart will provide its stockholders with the opportunity to redeem their shares of common stock for cash equal to their pro rata share of the aggregate amount then on deposit in the trust account, less taxes, upon the consummation of the Business Combination.

Merger Consideration

As consideration in the pending Chart Merger, each Chart stockholder would receive one share of Tempus Holdings common stock for each share of Chart common stock owned by such stockholder, and each Chart warrant holder will receive a warrant to purchase one share of Tempus Holdings common stock for each warrant to acquire one share of Chart common stock owned by such warrant holder (with the terms of such Tempus Holdings warrant otherwise being substantially identical to such Chart warrant).

As consideration in the pending Tempus Merger, at the closing, the Sellers would receive in the aggregate 5,250,000 shares of Tempus Holdings common stock, subject to an upward or downward dollar-for-dollar merger consideration adjustment deliverable in shares of Tempus Holdings common stock at the closing (with each share of Tempus Holdings common stock valued at $10.00 per share) to the extent that Tempus’ estimated working capital and/or debt as of the closing varies from certain targets specified in the Merger Agreement. After the closing, the merger consideration will be subject to a further upward or downward dollar-for-dollar adjustment payable in shares of Tempus Holdings common stock (with each share of Tempus Holdings common stock valued at $10.00 per share) to the extent that Tempus’ actual working capital and/or debt varies from the amounts estimated at the closing, with such actual amounts determined by the Chart Representative, subject to a dispute resolution process in the event that the Members’ Representative disputes such calculation.

Additionally, the Sellers would have the right, subject to the terms and conditions of the Merger Agreement, to receive the Earn-Out Shares, as more fully described below, if they meet the performance targets set forth in the Merger Agreement. The aggregate merger consideration payable to the Sellers, including any Earn-out Shares would be paid pro rata to each Seller based on their membership interests in Tempus.

Earn-out Provisions

In addition to the 5,250,000 shares of Tempus Holdings common stock deliverable by Tempus Holdings to the Sellers at the Closing (as adjusted for Tempus working capital and debt), the Sellers would have the right to receive an additional 2,000,000 Earn-out Shares if the trailing twelve month consolidated EBITDA, as adjusted to account for normal operations, of Tempus Holdings and its subsidiaries exceeds $17,500,000 for any two consecutive fiscal quarters during the period from January 1, 2015 through June 30, 2016. The Sellers would further have the right to receive an additional 2,750,000 Earn-out Shares if the trailing twelve month consolidated EBITDA, as adjusted to account for normal operations, of Tempus Holdings and its subsidiaries exceeds $22,500,000 for any two consecutive fiscal quarters during the period from January 1, 2015 through June 30, 2016.

The calculation of the trailing twelve month consolidated EBITDA, as adjusted to account for normal operations, of Tempus Holdings and its subsidiaries would be done each fiscal quarter by the Chart Representative after Tempus Holdings’ preparation and delivery to its board of directors of its consolidated financial statements for such fiscal quarter, subject to a dispute resolution process in the event that the Members’ Representative disputes such calculation, and any Earn-out Shares that are finally determined to be earned by the Sellers would be delivered by Tempus Holdings within 60 days after final determination that they were so earned.

The Earn-out Shares would be subject to lock-up (in addition to any lock-up restrictions set forth in the Registration Rights Agreement, as more fully described below) for the longer of 12 months from the date of the Merger Agreement and six months from the date of issuance, subject to earlier release in the event of a liquidation, merger, stock exchange or similar transaction involving Tempus Holdings. Additionally, during such lock-up period, the Earn-out Shares would be subject to claw-back by Tempus Holdings in the event that after the Earn-out Shares are issued, it is determined that there was a financial statement error, contract adjustment or other mistake or adjustment, and as a result of which, the Earn-out Shares should have not been paid.

Conditions to Closing of the Business Combination

The obligations of the parties to consummate the Business Combination are subject to the fulfillment (or waiver) of customary closing conditions of the respective parties. In addition, each parties’ obligations to consummate the Business Combination are subject to the fulfillment (or waiver) of other closing conditions, including: (a) completion of the tender offer by the Warrant Offerors to purchase up to 3,746,150 Chart warrants at a purchase price of $0.60 per warrant (the “Warrant Tender Offer”); (b) the receipt of the requisite approval from Chart stockholders of the Merger Agreement and the transactions contemplated thereby and of the Tempus Applied Solutions Holdings, Inc. 2015 Omnibus Equity Incentive Plan (the “Incentive Plan”); (c) a registration statement on Form S-4 registering the shares to be issued to Chart’s stockholders pursuant to the Merger Agreement shall have become effective; (d) the members of the board of directors of Tempus Holdings as specified in the Merger Agreement shall have been appointed to the board of directors of Tempus Holdings; and (e) Chart shall not have redeemed its public shares in an amount that would cause its net tangible assets (stockholders’ equity) to be less than $5,000,001. Additionally, the obligations of the Chart Parties to consummate the Business Combination are subject to the fulfillment (or waiver) of other closing conditions, including, among others: (i) the combined assets and liabilities of Chart and Tempus as of the Closing (but giving effect to the Closing, including any redemptions of Chart’s public shares), are such that on a combined basis, there will be net tangible assets (stockholders’ equity) of at least $5,000,001, plus an additional amount of unrestricted cash and cash equivalents sufficient to pay for any accrued expenses of Chart, Tempus and their respective subsidiaries through the Closing and to provide Tempus Holdings and its subsidiaries (including Tempus) with sufficient working capital as of the Closing to enable them to pay for expenses required under contracts entered into by Chart, Tempus or the respective subsidiaries at or prior to the Closing, as they come due; and (ii) Tempus shall have entered into one or more contracts providing for at least $100 million of revenues payable to Tempus within 12 months after the date of the Closing. Additionally, the obligations of Tempus and the Sellers to consummate the Business Combination are subject to the fulfillment (or waiver) of the closing condition that Tempus Holdings shall have filed with the Secretary of State of the State of Delaware an amendment and restatement of its certificate of incorporation in the form attached to the Merger Agreement.

Termination

The Merger Agreement may also be terminated under certain customary and limited circumstances at any time prior to the Closing. In addition, the Merger Agreement may be terminated under other circumstances at any time prior to the Closing, including, among others: (i) by either the Members’ Representative or Chart if the Closing has not occurred on or before March 13, 2015 (unless Chart receives the approval of its stockholders to extend the deadline for Chart to consummate Chart’s initial business combination, in which case the March 13, 2015 date will be extended to the earlier of (x) such extended date or (y) 180 days after the date of Merger Agreement), so long as there is no breach by such terminating party (or its related parties) that caused the Closing not to have occurred; (ii) by either the Members’ Representative or Chart if the special meeting of Chart’s stockholders shall have occurred and Chart’s stockholders shall not have approved the Merger Agreement and the transactions contemplated thereby and the Incentive Plan; or (iii) by either the Members’ Representative or Chart if at the conclusion of a special meeting of Chart’s stockholder called to approve an amendment to Chart’s existing charter to extend the deadline for Chart to consummate its initial business combination beyond March 13, 2015, such deadline extension is not approved.

If the Merger Agreement is terminated, all further obligations of the parties under the Merger Agreement (except for certain obligations related to confidentiality, public announcements and general provisions) will terminate, and no party to the Merger Agreement will have any further liability to any other party thereto except for liability for fraud or for willful breach of the Merger Agreement. There are no termination fees in connection with the termination of the Merger Agreement.

Other Agreements

In connection with the Business Combination, a number of additional agreements have been or will be entered into by the parties, including a Supporting Stockholder Agreement, a Registration Rights Agreement and Non-Competition and Non-Solicitation Agreement.

Termination Agreement

On January 5, 2015, in connection with the execution of the Merger Agreement and the Supporting Stockholder Agreement, the parties to the Equity Transfer and Acquisition Agreement, dated July 15, 2014 (the “Purchase Agreement”), and the Supporting Stockholder Agreement, dated July 15, 2014 (the “Old SSA”), entered into a Termination Agreement, by and among Chart, Tempus Group Holdings, LLC, TIH, each of the members of TIH, Benjamin Scott Terry and John G. Gulbin III, as the Members’ Representative under the Purchase Agreement, Chart Acquisition Group LLC, Mr. Joseph Wright and Cowen Overseas Investment LP, as the Warrant Offerors under the Purchase Agreement, and Chart Acquisition Group, LLC, The Chart Group, L.P., Christopher D. Brady, Joseph Wright and Cowen Overseas Investment LP, as the Stockholders under the Old SSA, pursuant to which the Purchase Agreement and the Old SSA were each terminated, effective immediately, and are no longer of any force or effect.

February 2015 Note Issuance

On February 4, 2015, the Company issued non-interest bearing promissory notes in the aggregate amount of $450,000 as follows: $277,500 to its Sponsor; $157,500 to Cowen and $15,000 to Mr. Wright. Payment on all of the notes are due on the earlier of: (i) March 13, 2015 and (ii) the date on which the Company consummates a business combination. The proceeds from the loan will be used for working capital purposes.

If the Extension Amendment and the Trust Amendment are approved (and not abandoned), it is expected that the maturity dates of these promissory notes will be extended to the earlier of: (i) June 13, 2015 and (ii) the date on which the Company consummates its initial business combination.

Special Meeting of Stockholders

On February 17, 2015, the Company filed a definitive proxy statement with the SEC announcing a special meeting for the purpose of considering and voting upon two proposals to amend the Company’s amended and restated certificate of incorporation to: (i) extend the date before which the Company must complete a business combination from March 13, 2015 (the “Current Termination Date”) to June 13, 2015 (the “Extended Termination Date”), and provide that the date for cessation of operations of the Company if the Company has not completed a business combination would similarly be extended; and (ii) allow holders of the Company’s public shares to redeem their public shares for a pro rata portion of the funds available in the trust account established in connection with the Company’s initial public offering, and authorize the Company and the trustee to disburse such redemption payments (the “Extension Amendment”); and a proposal to amend and restate the Company’s amended and restated investment management trust agreement, dated December 13, 2012 by and between the Company and the trustee to permit distributions from the trust account to pay public stockholders properly demanding redemption in connection with such amendments; and extend the date on which to commence liquidating the trust account in the event the Company has not consummated a business combination from the Current Termination Date to the Extended Termination Date (the “Trust Amendment”). The purpose of the proposals is to allow the Company more time to complete the Business Combination. The proposals are subject to the approval of our stockholders and there can be no assurances that our stockholders will approve the proposals.

On February 11, 2015, in connection with the Extension Amendment and the Trust Amendment, the Sponsor, Mr. Wright and Cowen commenced a tender offer to purchase up to 7,492,300 of the Company’s outstanding warrants at a price of $0.30 per warrant.

Suspension of Trading from the NASDAQ Capital Market

On March 2, 2015, the Company received a letter from NASDAQ stating that the Panel had determined to delist the Company’s securities from NASDAQ, and will suspend trading in the Company’s securities effective at the open of business on March 5, 2015, due to the Company’s failure to demonstrate compliance with the minimum shareholder requirements. NASDAQ further indicated that it would complete the delisting action by filing a Form 25 Notification of Delisting with the SEC after all applicable appeal periods have lapsed. The Company intends to request an appeal of the Panel’s delisting determination to the NASDAQ Listing and Hearing Review Council.

The common stock, warrants and units of the Company began trading on the OTCQB Marketplace under the ticker symbols “CACG,” “CACGW” and “CACGU,” respectively, on March 5, 2015.